Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$ (149,451)	$ 79,896	$ 36,847
Non-cash charges and credits:
Depreciation and amortization	126,853	123,218	105,800
Loss (gain) from derivative instruments	2,297	(439)	565
Amortization and accrual of letter of credit fees and deferred financing costs	3,505	3,190	3,189
Gain of property and equipment sales	(201)	(664)	(2,030)
Deferred income taxes	471	(7,974)	648
Foreign currency exchange results	35,928	(11,656)	(15,388)
Accrued net share-based compensation expense	1,360	4,060	2,638
Impairment of long-lived assets and goodwill	7,721	9,063	19,117
Write-offs of property and equipment	4,501	4,733	4,167
Gain on Sales of restaurants businesses	0	(5,078)	(6,154)
Others, net	(10,234)	(955)	8,896
Changes in assets and liabilities:
Accounts payable	(23,993)	39,434	16,563
Accounts and notes receivable and other receivables	(13,210)	(27,988)	(35,770)
Inventories, prepaid and other assets	(25,032)	(21,802)	(12,074)
Income taxes payable	(5,825)	10,931	12,529
Other taxes payable	13,014	20,891	8,675
Interest payable	0	0	0
Accrued payroll and other liabilities and provision for contingencies	16,755	1,320	27,134
Royalties payable to McDonald’s Corporation	28,981	2,979	4,302
Others	2,526	322	77
Net cash provided by operating activities	15,966	223,481	179,731
Investing activities
Property and equipment expenditures	(86,311)	(265,235)	(197,041)
Purchases of restaurant businesses paid at acquisition date	(3,833)	(2,658)	0
Proceeds from sales of property and equipment and related advances	800	3,340	2,891
Proceeds from sales of restaurant businesses and related advances	0	4,818	10,158
Recovery of short-term investments	0	0	19,588
Other investing activity	638	(1,256)	620
Net cash used in investing activities	(88,706)	(260,991)	(163,784)
Financing activities
Issuance of 2027 Notes	153,375	0	0
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	(10,220)	(22,425)	(20,937)
Net short-term borrowings	(10,578)	13,159	0
Treasury stock purchases	0	(13,965)	(46,035)
Other financing activities	(6,568)	(6,401)	(6,470)
Net cash provided by used in financing activities	126,009	(29,632)	(73,442)
Effect of exchange rate changes on cash and cash equivalents	(9,160)	(8,260)	(53,714)
Increase (decrease) in cash and cash equivalents	44,109	(75,402)	(111,209)
Cash and cash equivalents at the beginning of the year	121,880	197,282	308,491
Cash and cash equivalents at the end of the year	165,989	121,880	197,282
Supplemental cash flow information:
Interest	57,066	52,458	55,400
Income tax	22,502	34,092	32,188
Non-cash investing and financing activities:
Stock dividend payments to Arcos Dorados Holdings Inc.’ Shareholders, at cost	20,453	0	0
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	$ 1,606	$ 905	$ 469